Shareholders' Equity and Other Comprehensive Income (Loss) - Summary of Tax Effects of Each Component of Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Unrealized holding gains/losses arising during the period, Before-Tax Amount	$ 37,719	$ (62,095)	$ 2,174
Reclassification adjustment for losses/gains included in net income, Before-Tax Amount	(771)	(2,277)	(3,739)
Net unrealized losses/gains, Before-Tax Amount	36,948	(64,372)	(1,565)
Change in fair value of derivative instruments designated as cash flow hedges during the period, Before-Tax Amount		953	(22)
Reclassification adjustment for losses included in net income, Before-Tax Amount		391	1,618
Fair value of derivative instruments designated as cash flow hedges, Before-Tax Amount		1,344	1,596
Total other comprehensive income/loss, Before-Tax Amount	36,948	(63,028)	31
Unrealized holding gains/losses arising during the period, Tax Expense (Benefit)	(13,202)	21,733	(761)
Reclassification adjustment for losses/gain included in net income, Tax Expense (Benefit)	270	797	1,308
Net unrealized gains/losses, Tax Expense (Benefit)	(12,932)	22,530	547
Change in fair value of derivative instruments designated as cash flow hedges during the period, Tax Expense (Benefit)		(333)	8
Reclassification adjustment for losses included in net income, Tax Expense (Benefit)		(137)	(566)
Fair value of derivative instruments designated as cash flow hedges, Tax Expense (Benefit)		(470)	(558)
Total other comprehensive income/loss, Tax Expense (Benefit)	(12,932)	22,060	(11)
Unrealized holding gains/losses arising during the period, Net-of-Tax Amount	24,517	(40,362)	1,413
Reclassification adjustment for gains/losses included in net income, Net-of-Tax Amount	(501)	(1,480)	(2,431)
Net unrealized gains/losses, Net-of-Tax Amount	24,016	(41,842)	(1,018)
Change in fair value of derivative instruments designated as cash flow hedges during the period, Net-of-Tax Amount		620	(14)
Reclassification adjustment for losses included in net income, Net-of-Tax Amount		254	1,052
Fair value of derivative instruments designated as cash flow hedges, Net-of-Tax Amount		874	1,038
Other comprehensive income (loss), net of tax	$ 24,016	$ (40,968)	$ 20